Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 144	$ 172	$ 47
Investment in crypto assets – Bitcoin	793	2,849
Accounts receivable, net	247	213	152
Prepaid expenses and other current assets	447	385	166
Total current assets	1,631	3,619	365
Property and equipment, net	101	108	99
Total assets	1,732	3,727	464
Current liabilities:
Accounts payable and accrued expenses	6,870	6,654
Accounts payable & accrued expenses excluding other liabilities		6,371	4,682
Deferred revenues	503	561	254
Loan extensions	2,992	2,992	2,992
PIPE Notes	1,601	1,734	1,637
Yorkville Note	594	1,718
Deferred underwriter fee payable	3,262	3,250	3,525
Loan – related party	2,332	2,319	465
Other current liabilities		283	283
Total current liabilities	18,154	19,228	13,838
Other long-term liabilities	128	449	68
Total liabilities	18,282	19,677	13,906
Commitments and contingencies (Note 15)
Stockholders’ (deficit) equity:
Preferred Stock, par value $0.0001, 1,000,000 authorized at December 31, 2024 and 2023; no shares issued and outstanding at December 31, 2024 and 2023
Common Stock, par value $0.0001, 100,000,000 shares authorized, 28,175,172 shares issued and 27,987,427 shares outstanding at December 31, 2024, and 23,572,232 shares issued and outstanding at December 31, 2023	2	2	2
Additional paid-in-capital	87,448	86,146	77,996
Treasury stock, at cost, 187,745 and 0 shares at December 31, 2024 and 2023, respectively	(529)	(529)
Accumulated deficit	(103,471)	(101,569)	(91,440)
Total stockholders’ deficit	(16,550)	(15,950)	(13,442)
Total liabilities and stockholders’ deficit	$ 1,732	$ 3,727	$ 464